CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred Stock, par value per share	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	20,294,631	11,424,631	8,449,846
Common Stock, shares outstanding	20,294,631	11,424,631	8,449,846
Common stock issuable, shares	0	8,870,000	0